Share-based compensation plans - equity-settled and cash-settled (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	$ 17,469	$ 18,821
Expenses (recoveries) under its cash-settled plan	(1,437)	3,597
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	4,418	4,744
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	7,245	7,690
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	2,679	2,542
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	3,127	3,845
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under its cash-settled plan	(1,001)	2,922
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under its cash-settled plan	$ (436)	$ 675